Concentration of Risks	12 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
Concentration of Risks
3.	CONCENTRATION OF RISKS

(a)	Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, accounts receivable, other receivables, available-for-sale investments, and amounts due from related parties. As of December 31, 2015, 2016 and 2017, substantially all of the Company’s cash and cash equivalents were held at major financial institutions in the respective locations of our region. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions.

(b)	Business, supplier, customer and economic risk

The Company participates in a relatively dynamic and competitive industries that are heavily reliant operation excellence. The Company believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, result of operations or cash flows:

(i)	Business risk—The Company derives a majority of its net revenues from its digital entertainment operations for the three years ended December 31, 2015, 2016 and 2017. If competitors introduce new online games that compete with, or surpass the online games operated by the Company, the Company’s operating performance in its digital entertainment operations will be affected.

(ii)	Supplier risk—The Company’s digital entertainment operations are dependent upon online games licensed from game developers. The term of the game license agreements with the game developers varies and is renewable upon both parties’ consent. There is no assurance that the Company will be able to renew these game licenses. There is also no assurance that the Company will be able to source for new popular games. Even if new popular games were successfully sourced, there is no assurance that the Company will be able to enter into commercially acceptable terms. The top five games contributed 85.6%, 75.6% and 76.6% of digital entertainment revenue of the Company for the years ended December 31, 2015, 2016 and 2017, respectively.

(iii)	Customer risk—No individual customer accounted for more than 10% of net revenues for the three years ended December 31, 2015, 2016, 2017.

(iv)	Political, economic and social uncertainties—The Company’s businesses could be adversely affected by the varying political, economic and social uncertainties in the diverse markets that it operates in. In addition, there is no assurance that the Company is able to operate seamlessly across the borders as a single market.

(v)	Regulatory restrictions—Certain laws, rules and regulations currently prohibit foreign ownership of companies in markets like Vietnam and Taiwan, two of the Company’s most significant markets. As a result, the Company consolidates these entities through the use of VIE agreements.

(c)	Currency convertibility risk

A large majority of the Company’s revenue and expenses are denominated in the Thai Baht, New Taiwan Dollar and Vietnamese Dong. If there are foreign currency requirements, the Company may need to convert a portion of its net revenues into other currencies to meet its foreign currency obligations, including, among others, payment of dividends declared. Currently, conversion of Thai Baht to another currency is subject to regulations promulgated by the Ministry of Finance and Bank of Thailand. In Taiwan, a single remittance by a company for an amount over $1 million or remittances by a company whose annual aggregate amount exceeds $50 million may not be processed without the approval of the Central Bank of the Republic of China (Taiwan). In Vietnam, exchanging Vietnamese Dong into foreign currency must be conducted at a licensed credit institution such as a licensed commercial bank. There is no assurance that the Company will be able to convert such local currencies into U.S. Dollars or other foreign currencies to pay dividends or for other purposes on a timely basis or at all.

(d)	Foreign currency risk

The Company operates in multiple jurisdictions, which exposes it to the effects of fluctuations in currency exchange rates. The Company earns revenue denominated in Thai Baht, New Taiwan Dollar, Vietnamese Dong, Indonesian Rupiah, Singapore Dollars, Malaysian Ringgit, Philippine Pesos and U.S. Dollars, among other currencies. Whereas it generally pays license fees to game developers in U.S. Dollars and incur expenses for employee compensation and other operating expenses in the local currencies in the jurisdictions in which it operates. Fluctuations in the exchange rates between the various currencies that the Company uses could result in expenses being higher and revenue being lower than would be the case if exchange rates were stable.